Going Concern - Narrative (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 01, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2016
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit		$ 144,200,000	$ 181,400,000	$ 144,200,000
Springing maturity period			181 days	181 days
Senior Notes 9.125 Percent Due 2020 | Senior Notes
Debt Instrument [Line Items]
Principal		585,000,000	$ 585,000,000	$ 585,000,000
Senior Notes 9.125 Percent Due 2020 | Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Interest payment not made	$ 26,691,000
Debt default term	30 days
Term Loan Due September 2022 | Term Loan
Debt Instrument [Line Items]
Principal		1,075,250,000	$ 1,072,500,000	$ 1,075,250,000	$ 1,100,000,000
Springing maturity period			181 days	181 days
Revolving Credit Facility Waiver Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing on line		$ 195,000,000	$ 195,000,000	$ 195,000,000
Revolving Credit Facility Waiver Agreement | Revolving Credit Facility | Alternate Base
Debt Instrument [Line Items]
Basis spread on variable debt		3.00%	3.00%